Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2020
Revenue Recognition
Schedule of disaggregation of revenue

For the year ended December 31, 2020, revenues are disaggregated by revenue stream and reconciled to reportable segment revenues as follows.

	Thousands of Yen
		Digital
		Preventative
Revenue Stream*	Relaxation Salon	Healthcare	Consolidated
Year ended December 31, 2020
Revenue from directly-operated salons	¥2,026,806	¥ ―	¥2,026,806
Franchise fees	175,445	―	175,445
Royalty income	179,745	―	179,745
Staffing service revenue	254,282	―	254,282
Sublease revenue	492,371	―	492,371
Other franchise revenues	187,298	―	187,298
Other revenues	―	25,670	25,670
Total revenues	¥3,315,947	¥25,670	¥3,341,617

Schedule of changes in contract liability

Changes in the Company’s contract liabilities for the year ended December 31, 2020 are as follows:

Thousands of Yen
Contract liabilities
Balance at December 31, 2019 as adjusted (Note 1)	¥666,636
Revenues recognized during 2020 which were included in the contract liabilities balance at December 31, 2019	(203,970)
Remaining amounts at December 31, 2020 which were newly recognized as contract liabilities during 2020	43,375
Balance at December 31, 2020	¥506,041

Schedule of estimated revenue

Estimated revenue, which includes renewal fees not yet paid, expected to be recognized in the future related to performance obligations that are unsatisfied as of December 31, 2020 is as follows:

Thousands of Yen
Year ending December 31:
2021	¥172,063
2022	90,313
2023	88,310
2024	79,168
2025	53,558
2026 and thereafter	34,730
Total	¥518,142